Long-Term Debt - Additional Information - Revolvers (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) vessel credit_facility	Dec. 31, 2016 USD ($) credit_facility
Debt Instrument [Line Items]
Amount reduced under revolving credit facilities, 2018	$ 591,600,000
Amount reduced under revolving credit facilities, 2019	825,700,000
Amount reduced under revolving credit facilities, 2020	350,800,000
Amount reduced under revolving credit facilities, 2021	304,800,000
Amount reduced under revolving credit facilities, 2022	$ 713,900,000
Revolving credit facility
Debt Instrument [Line Items]
Number of revolving credit facilities | credit_facility	3	5
Revolving credit facilities borrowing capacity	$ 629,700,000	$ 325,097,424.33
Undrawn amount of revolving credit facility		$ 33,300,000
Amount reduced under revolving credit facilities, 2018	130,300,000
Amount reduced under revolving credit facilities, 2019	124,400,000
Amount reduced under revolving credit facilities, 2020	100,000,000
Amount reduced under revolving credit facilities, 2021	100,000,000
Amount reduced under revolving credit facilities, 2022	$ 175,000,000
Revolving credit facility | Maritime Equipment [Member]
Debt Instrument [Line Items]
Number of vessels | vessel	20
Revolving credit facility | Teekay Shuttle Tankers L.L.C.
Debt Instrument [Line Items]
Minimum level of free cash be maintained as per loan agreements	$ 35,000,000.0
Minimum historical EBITDA to total interest expense ratio	1.20
Maximum net debt to total capitalization ratio required to maintain (as a percent)	75.00%
Revolving credit facility | Teekay Shuttle Tankers L.L.C. | Minimum
Debt Instrument [Line Items]
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Revolving credit facility | Guaranteed by partnership and subsidiaries
Debt Instrument [Line Items]
Number of revolving credit facilities | credit_facility	2
Minimum level of free cash be maintained as per loan agreements	$ 75,000,000
Revolving credit facility | Guaranteed by partnership and subsidiaries | Minimum
Debt Instrument [Line Items]
Maturity period	6 months
Free liquidity and undrawn revolving credit line as percentage of debt	5.00%
Revolving credit facility | Guaranteed by Teekay Shuttle Tankers L.L.C.
Debt Instrument [Line Items]
Number of revolving credit facilities | credit_facility	1
Revolving credit facility | Teekay Shuttle Tankers L.L.C.
Debt Instrument [Line Items]
Maturity period	6 months